CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                               SEMI-ANNUAL REPORT

                                 APRIL 30, 1999

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S SEMI-ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

It has been an exciting six months for the Cadre Liquid Asset Fund - U.S. Government Series (the "Fund"), including the implementation of a Master/Feeder structure for the Fund and new Internet based functionality. In addition, the Fund has continued to maintain an attractive rate of return versus industry averages, while maintaining safety of principal and liquidity as our cornerstone objectives.

In order to grow the Fund to meet our clients' various investment needs, the Board of Trustees authorized the creation of a Master/Feeder structure through the introduction of the U.S. Government Money Market Portfolio, a master portfolio through which the Liquid Asset Fund, now a feeder series, can invest. In addition, the Board has authorized the offering of two additional series of the Fund, the Cadre Reserve Fund - U.S. Government Series and the Cadre Affinity Fund - U.S. Government Series, which are also feeder series and are available to shareholders. By creating the Master/Feeder arrangement, we should be able to offer more competitive rates of return since shareholders will be able to choose the investment vehicle that more precisely meets their individual investment needs.

Several significant technology enhancements were provided through Cadre Financial Services, Inc., our investment advisor and administrator. Topping the list is our new Internet information service called compass. This enhancement brings Internet functionality to the Fund and enables shareholders to look at historical rates and Fund information, check account balances, view daily and monthly statements, and review transaction history and wiring instructions. Ultimately, this Internet tool will enable shareholders to perform account transfers and record deposits directly online.

Throughout 1999, the Trustees have monitored the Year 2000 readiness of its various service providers. Your Trustees continue to exercise diligent oversight of its contractors' testing results and contingency arrangements throughout the rest of 1999. In addition, Cadre will provide you with updated Year 2000 Readiness Disclosure reports throughout the year, which are also available on Cadre's web site, www.ambac-cadre.com. Cadre will also issue a final readiness report in December 1999.

Finally, on behalf of the Cadre Institutional Investors Trust Liquid Asset Fund Board of Trustees, we thank you for your continued support and confidence in our ability to continue to develop and improve our product offerings that will permit your entity to "maximize" its income potential while maintaining safety of principal, liquidity, and yield.

William T. Sullivan, Jr.
Chairman, President and Chief Executive Officer
Cadre Institutional Investors Trust

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

THE FEDERAL RESERVE

Although the Federal Reserve at its May 18th Federal Open Market Committee ("FOMC") meeting decided to leave the overnight funds rate unchanged at 4.75%, it did adopt a bias toward tightening. The Fed issued a 134 word statement which stated that "the Committee was concerned about the potential buildup of inflationary imbalances that could undermine the favorable performance of the economy." The Fed stated that although inflation has "generally remained quite subdued, domestic financial markets have recovered and foreign economic prospects have improved since the easing of monetary policy last fall." The Fed also cited concern over tight labor markets and continued strength in demand in excess of productivity gains. Chairman Alan Greenspan began preparing the financial markets for the change in directive with a May 6th speech in which he warned of inflationary pressures. This speech combined with a worse than expected reading for April's Consumer Price Index ("CPI") sparked speculation that the Fed would adopt a tightening bias. However, only sixteen of the thirty top bond trading firms surveyed expected the Fed to adopt a tightening bias.

OVERVIEW

CPI in April rose .7%, the largest monthly gain in nearly nine years. Energy prices rose 6.1%. The alarming part of the release was in the core CPI. Excluding the volatile food and energy component, consumer prices rose .4%, the biggest monthly increase in more than four years. Furthermore, the increase occurred in a number of different categories including housing, clothing, tobacco, medical care and airfares. Although this increase is alarming, CPI has increased only 2.3% on a year over year ("yoy") basis, and at the wholesale level, inflation appears to be absent as evidenced by 1.1% yoy increase in the Producer Price Index

The economy continued to show resilience. First quarter GDP increased at a 4.5% annual rate from the Fourth quarter's torrid pace of 6.1%. Consumer spending, which accounts for two thirds of economic activity, posted its largest gain in eleven years rising at an annual rate of 6.7%.

In April, the economy added 234,000 jobs. Despite a tight labor market, as evidenced by an unemployment rate of 4.3%, wages are decelerating. In April, average hourly earnings rose at a 3.2% yoy rate as opposed to 4.4% a year earlier. Further evidence can be found in the employment cost index, which was up .4% in the first quarter, the smallest rise on record. The recent strong growth in productivity has been critical to the combination of low unemployment and low inflation. Productivity grew at a 4% rate in the first quarter after increasing at a 4.3% rate in the fourth quarter and is up 2.8% from a year ago. However, as Chairman Greenspan pointed out in his May 6th speech, even if productivity growth stabilizes at current levels inflationary pressures could emerge as businesses raise prices to maintain profit margins.

OUTLOOK

The Fed's decision to adopt a tightening bias does not mean that higher rates are a definite. Under Chairman Greenspan, the Fed has ended 29 of its meetings with a tightening bias. In approximately half of the instances, rates were lifted within six months. In March of 1998, the Fed adopted a tightening bias and actually lowered rates 75 basis points over a span of six weeks in response to the global financial

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

crisis. However, since the Fed now announces bias changes at the end of FOMC meetings, a change in bias is a more powerful tool to signal future policy changes. According to the minutes of the March 30th FOMC meeting, in which the Fed maintained a neutral bias, many members "believed that the next policy move likely would be in the direction of some tightening, such an outcome was not a forgone conclusion, and in any event the timing of the next policy action was highly uncertain. It also was noted that a biased directive would not be consistent with the members' view that a policy adjustment was unlikely in the period just ahead."

It is possible to infer that a tightening bias was adopted on May 18th because a tightening was generally foreseen as a forgone conclusion and that a tightening was viewed in the period just ahead. Therefore, the probability that the Fed will raise rates in the months ahead has increased significantly. Since the Fed will want to be accommodative to prevent a liquidity crisis as we approach Y2K, if the Fed is to raise rates, it will probably occur before the fourth quarter of 1999.

                              TRUSTEES AND OFFICERS

    William T. Sullivan, Jr.                     Donald E. Gray, Jr. C.G.F.M.
    Chairman and Trustee                         Trustee

    David L. Boyle                               C. Roderick O'Neil
    Trustee                                      Trustee

    Martin G. Flanigan                           William J. Reynolds
    Treasurer                                    Trustee

    Russell E. Galipo                            Anne E. Gill, Esq.
    Trustee                                      Secretary

    Harvey A. Fein                               Dr. Don I. Tharpe
    Trustee                                      Trustee

    Michael P. Flanagan
    Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




ASSETS:

Investment in Cadre Institutional Investors Trust --
     U.S. Government Money Market
Portfolio, at value                                                  $26,052,733
Other receivable                                                          12,417
Prepaid expenses                                                           9,356
                                                                     -----------
          Total Assets                                                26,074,506
                                                                     -----------


LIABILITIES:

Administration fees payable                                                2,422
Transfer agent fees payable                                                3,653
Accrued trustees' fees and expenses                                       18,991
Other accrued expenses                                                    46,732
                                                                     -----------
          Total Liabilities                                               71,798
                                                                     -----------

          NET ASSETS                                                 $26,002,708
                                                                     ===========


Shares of beneficial interest outstanding                             26,002,313
                                                                     ===========

NET ASSET VALUE,
OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS/SHARE OUTSTANDING)                                       $      1.00
                                                                     ===========


NET ASSETS CONSIST OF:
Common Stock, at par value                                           $    26,002
Paid-in-capital in excess of par value                                25,976,311
Accumulated net realized gain on investment
     securities transactions                                                 395
                                                                     ===========
          NET ASSETS                                                 $26,002,708
                                                                     ===========





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM CIIT U.S
     GOVERNMENT MONEY MARKET PORTFOLIO

      Interest                                                      $ 1,151,554

      Total expenses                                                     32,948
                                                                    -----------
NET INVESTMENT INCOME FROM CIIT U.S.GOVERNMENT MONEY
     MARKET PORTFOLIO                                                 1,118,606



INVESTMENT INCOME NOT ATTRIBUTABLE TO INVESTMENT IN CIIT U.S.
    GOVERNMENT MONEY MARKET PORTFOLIO

    Interest income                                                     660,890
                                                                    -----------
TOTAL INVESTMENT INCOME                                               1,779,496

EXPENSES:
    Administration fees                        $    55,211
    Investment advisory fees                        20,041
    Transfer agent fees                             18,223
    Trustees' fees and expenses                     10,017
    Rating agency fees                               5,822
    Audit fees                                       5,524
    Legal fees                                       1,800
    Other expenses                                  17,444
                                               -----------
                         Total expenses            134,082
                         Less: Fee waiver           (6,313)
                                               -----------
                         Net expenses                                   127,769
                                                                    -----------
NET INVESTMENT INCOME                                                 1,651,727
Net realized gains on investments/securities sold (Note 2)                  601
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,652,328
                                                                    ===========



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      FOR THE SIX       YEAR ENDED
                                                                      MONTHS ENDED      OCTOBER 31,
                                                                     APRIL 30, 1999        1998
                                                                     --------------    -------------

OPERATIONS:

   Net investment income                                              $   1,651,727    $   5,523,795
   Net realized gains on investment securities transactions                     601             --
                                                                      -------------    -------------
        Net increase in net assets resulting from operations              1,652,328        5,523,795
                                                                      -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income (Note 2)                                        (1,651,727)      (5,523,795)
                                                                      -------------    -------------

SHARE TRANSACTIONS:

   Net proceeds from sales of shares                                    154,755,312      365,846,598
   Net asset value of shares issued to shareholders in
    reinvestment of dividends                                             1,651,727        5,523,795
   Cost of shares redeemed                                             (228,633,581)    (411,802,360)
                                                                      -------------    -------------
       Net decrease in net assets resulting from share transactions     (72,226,542)     (40,431,967)
                                                                      -------------    -------------

   Net decrease in net assets                                           (72,225,941)     (40,431,967)
                                                                      -------------    -------------

NET ASSETS:

   Beginning of period                                                   98,228,649      138,660,616
                                                                      =============    =============
   End of period                                                      $  26,002,708    $  98,228,649
                                                                      =============    =============

OTHER INFORMATION:

Share Transactions:
   Shares sold                                                          154,755,312      365,846,598
   Shares issued to shareholders in reinvestment of
   Dividends                                                              1,651,727        5,523,795
   Shares repurchased                                                  (228,633,581)    (411,802,360)
                                                                      =============    =============
       Net decrease in shares outstanding                               (72,226,542)     (40,431,967)
                                                                      =============    =============



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series , U.S. Government Money Market Portfolio and Money Market Portfolio (collectively, the "Funds"). Previously the Trust offered shares of Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (the "Fund") (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market
Fund). The Fund commenced investment operations on April 24, 1996.

At a meeting of the Fund's Board of Trustees (the "Trustees") held on June 17, 1998, the Trustees approved an amendment to the investment policy of the Fund to permit the Fund to pursue its investment objective by investing all of its investable assets in shares of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objective, policies and restrictions as the Fund. The Trustees also approved certain amendments to the investment restrictions of the Fund and a new investment advisory agreement with the investment adviser, in order to permit implementation of this new policy. These amendments were subsequently approved by the shareholders of the Fund at a meeting held on October 30, 1998.

On December 21, 1998, the Fund transferred all of its securities to the Portfolio in exchange for interests in the Portfolio. This transfer of securities was not a taxable event. Upon transfer of these securities, the Fund began investing all of its investable assets in the Portfolio.

The value of the Fund's investment in the Portfolio, as reflected in the Statement of Assets and Liabilities, reflects the Fund's proportionate interest in the net assets of the Portfolio (34% at April 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Fund records its share of net investment income and realized gains and losses each day. All of the net investment income and realized gain and loss of the Portfolio is allocated on a pro-rata basis among the Fund and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
The Fund is treated as a separate entity for federal income tax purposes and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal and excise taxes. Therefore, no Federal tax provision is required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Prior to December 21, 1998, the Fund did not invest all of its investable assets in the Portfolio. Rather, the Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provided investment advisory services to the Fund. For its services, Cadre was paid an annual fee of 0.15% of the Fund's average daily net assets. This agreement was terminated on December 21, 1998.

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), under which Cadre is responsible for certain aspects of the administration and operation of the Fund. For its services, Cadre is paid an annual fee of 0.19% of the Fund's first $250 million average daily net assets, 0.165% of the Fund's next $750 million average daily net assets and 0.14% of the Fund's average daily net assets in excess of $1 billion. Prior to December 21, 1998, Cadre was entitled to administration fees of 0.10% of the Fund's first $500 million average daily net assets, 0.075% of the Fund's next $500 million average daily net assets and 0.05% of the Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Fund, has entered into a Transfer Agent Agreement with Cadre Financial Services, Inc. ("Cadre"), under which Cadre is responsible for providing shareholder recordkeeping services to the Fund. For its services, Cadre is paid an annual fee of 0.05% of the Fund's first $250 million average daily net assets, 0.04% of the Fund's next $750 million average daily net assets and 0.03% of the Fund's average daily net assets in excess of $1 billion. Prior to December 21, 1998, Cadre was entitled to transfer agent fees of 0.05% of the Fund's average daily net assets.

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Fund exceed 0.45% (annualized) of the Funds average daily net

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

assets. During the six months ended April 30, 1999, Cadre waived fees of $6,313 so that the Fund could meet this expense limitation.

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.45% (annualized) of the Fund's average daily net assets. The Plan which has a term of three years, terminates on March 16, 2002.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:


                                                FOR THE
                                                  SIX
                                                 MONTHS                                         PERIOD
                                                  ENDED        YEAR ENDED       YEAR ENDED       ENDED
                                                APRIL 30,      OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                                  1999           1998             1997           1996 (1)
                                                ---------      -----------      -----------   -----------

For a share outstanding throughout the period

Net asset value, beginning of period            $    1.00      $    1.00        $    1.00     $    1.00
                                                ---------      ---------        ---------     ---------

Income from investment operations:
  Net investment income (2)                         0.022          0.052            0.053         0.027

Less dividends:
   Dividends from net investment income            (0.022)        (0.052)          (0.053)       (0.027)
                                                ---------      ---------        ---------     ---------

Net asset value, end of period                  $    1.00      $    1.00        $    1.00     $    1.00
                                                =========      =========        =========     =========

Ratio/Supplemental Data:
Total Return                                         4.59% **       5.17%            5.39%         2.72% **
Net assets, end of period                          26,003         98,229          138,661        70,881

Ratio to average net assets:
   Net investment income including                   4.30% *        5.17%            5.38%         5.18% *
   reimbursement/waiver
   Operating expenses including                      0.41% *        0.41%            0.26%         0.20% *
   reimbursement/waiver
   Operating expenses excluding                      0.43% *        0.47%            0.49%         0.75% *
   reimbursement/waiver



(1) The Fund commenced investment operations on April 24, 1996.
(2) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Advisor was $0.0215, $0.0523, $0.0514 and $0.024 for the period ended April 30,1999 and the years ended October 31, 1998 and 1997 and the period ended October 31, 1996, respectively.

*-Annualized
**-Unannualized


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                   YIELD TO
    AMOUNT         DESCRIPTION            MATURITY ON DATE       VALUE
(IN THOUSANDS)     MATURITY DATE            OF PURCHASE        (NOTE 2)
--------------     -------------            -----------        --------

    U.S. GOVERNMENT AGENCY OBLIGATIONS - 75.92%

$15,000   Federal Farm Credit Bank           4.89 %          $15,000,000
          April 3, 2000

 15,000   Federal Home Loan Bank             4.90             14,716,800
          September 24, 1999

 15,000   Federal Home Loan Bank             3.97             14,994,344
          April 12, 2000

    857   Federal Home Loan Mortgage Co.     4.83                844,160
          August 26, 1999

  8,000   Federal National Mortgage Assoc.   4.81              7,916,712
          July 22, 1999

  5,000   Federal National Mortgage Assoc.   4.88              4,892,292
          October 15, 1999
                                                             -----------

          Total U.S. Government Agency Obligations            58,364,308
                                                             -----------
          (amortized cost $58,364,308)








   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                   YIELD TO
    AMOUNT         DESCRIPTION            MATURITY ON DATE       VALUE
(IN THOUSANDS)     MATURITY DATE             OF PURCHASE       (NOTE 2)
--------------     -------------             -----------       --------

REPURCHASE AGREEMENT - 23.98%

$18,438   Repurchase Agreement with Morgan
          Stanley Group                      4.89   %        $18,438,000
          Inc., 4.89% due May 3, 1999.
          Dated April 30, 1999, Repurchase
          price $18,445,513 (collateralized
          by  U.S. Treasury Bills with a
          market value of $19,066,485)
                                                             -----------

          Total Repurchase Agreement                          18,438,000
                                                             -----------
          (amortized cost $18,438,000)


          Total Investments - 99.90%                          76,802,308
          (amortized cost $76,802,308)

          Other Assets in Excess of Liabilities - 00.01%          74,993
                                                             -----------

          Net Assets - 100.00%                               $76,877,301
                                                             ===========







The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




ASSETS:

Investments, at value                                                $76,802,308
Cash                                                                         169
Interest receivable                                                      112,383
Prepaid expenses                                                             726
                                                                     -----------
          Total Assets                                                76,916,586
                                                                     -----------


LIABILITIES:

Investment advisory fee payable                                            6,044
Accrued trustees' fees and expenses                                        4,764
Other accrued expenses                                                    27,477
                                                                     -----------
          Total Liabilities                                               38,285
                                                                     -----------

          NET ASSETS                                                 $76,877,301
                                                                     ===========





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




INVESTMENT INCOME:


      Interest                                                        $2,111,872



EXPENSES:


    Investment advisory fees                          25,705
    Audit fees                                        12,753
    Legal fees                                         9,109
    Custodian fees                                     5,841
    Trustees' fees and expenses                        5,466
    Other expenses                                       911
                                                  ----------
                        Net expenses                                      59,785
                                                                      ==========
NET INVESTMENT INCOME                                                 $2,052,087
                                                                      ==========









   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD DECEMBER 21, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH APRIL 30, 1999
--------------------------------------------------------------------------------



OPERATIONS:

   Net investment income                                      $   2,052,087
                                                              -------------



SHARE TRANSACTIONS:

   Net proceeds from sales of shares                            552,061,111
   Cost of shares redeemed                                     (477,235,897)
                                                              -------------
       Net increase in net assets resulting
          from share transactions                                74,825,214
                                                              -------------

       Total increase in net assets                              76,877,301
                                                              -------------

NET ASSETS:

   Beginning of period                                                    0
                                                              =============
   End of period                                              $  76,877,301
                                                              =============

SUPPLEMENTARY DATA:

Ratio to Average Net Assets

    Net expenses                                                    0.14% *
    Net investment income                                           4.83% %
    Expenses without reimbursement                                  0.14% *




* - Annualized




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April, 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio (collectively, the "Funds"). Previously the Trust offered the Ambac U.S. Treasury Money Market Fund, which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Fund's average daily net assets

Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Portfolio's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.